Consolidated Schedule of Investments(a)
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)
January 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-31.51%
U.S. Treasury Bills-31.51%(b)
0.09%, 02/11/2021	$100,000,000	$99,998,958
0.10%, 02/25/2021(c)	200,000,000	199,994,666
0.09%, 06/10/2021	700,000,000	699,830,684
Total U.S. Treasury Securities (Cost $999,768,396)		999,824,308
	Shares
Money Market Funds-64.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	1,784,613,141	1,784,613,141
	Shares	Value
Money Market Funds-(continued)
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class, 0.05%(d)(e)	252,270,054	$252,270,054
Total Money Market Funds (Cost $2,036,883,195)		2,036,883,195
TOTAL INVESTMENTS IN SECURITIES-95.69% (Cost $3,036,651,591)		3,036,707,503
OTHER ASSETS LESS LIABILITIES-4.31%		136,887,470
NET ASSETS-100.00%		$3,173,594,973
Notes to Consolidated Schedule of Investments:
(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	$99,990,000 was pledged as collateral to cover margin requirements for open futures contracts.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,204,310,785	$1,496,723,025	$(916,420,669)	$-	$-	$1,784,613,141	$74,666
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	25,201,748	881,986,330	(654,918,024)	-	-	252,270,054	34,134
Total	$1,229,512,533	$2,378,709,355	$(1,571,338,693)	$-	$-	$2,036,883,195	$108,800

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude Oil	1,653	June-2021	$90,171,150	$4,337,572	$4,337,572
Corn	2,158	December-2021	48,042,475	1,469,836	1,469,836
Gasoline RBOB	1,665	December-2021	99,797,103	4,890,495	4,890,495
Gold	281	June-2021	52,060,870	(1,227,646)	(1,227,646)
LME Copper	157	March-2021	30,849,519	(676,785)	(676,785)
LME Primary Aluminum	577	June-2021	28,650,214	(342,329)	(342,329)
LME Zinc	417	March-2021	26,792,250	(2,537,938)	(2,537,938)
Natural Gas	1,327	March-2021	34,024,280	(1,237,401)	(1,237,401)
NY Harbor ULSD	1,532	June-2021	102,358,435	5,607,630	5,607,630
Silver	111	March-2021	14,937,270	834,631	834,631
Soybean	738	November-2021	42,176,700	1,378,407	1,378,407
Sugar No. 11	2,495	October-2021	40,379,080	1,399,283	1,399,283
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2021
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Wheat	1,269	December-2021	$40,909,387	$(307,269)	$(307,269)
WTI Crude Oil	2,090	June-2021	107,906,700	4,590,372	4,590,372
Total Futures Contracts				$18,178,858	$18,178,858

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Commodity Risk
Citibank, N.A.	Receive	Citigroup Global Markets Limited Commodity Index	0.21%	Monthly	February-2021	$390,000,000	$—	$2,067,262	$2,067,262
Goldman Sachs International	Receive	Goldman Sachs Commodity i-Select Strategy 1063	0.25	Monthly	February-2021	390,000,000	—	2,685,477	2,685,477
Macquarie Bank Ltd.	Receive	Macquarie Commodity Customized Product 253E Index	0.24	Monthly	February-2021	390,000,000	—	2,956,544	2,956,544
Merrill Lynch International	Receive	Merrill Lynch MLBXIVMA Excess Return Index	0.22	Monthly	February-2021	330,000,000	—	717,394	717,394
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley MSCB008 Index	0.24	Monthly	February-2021	390,000,000	—	2,956,698	2,956,698
Royal Bank of Canada	Receive	RBC Enhanced Commodity PS01 Index	0.24	Monthly	February-2021	510,000,000	—	3,152,030	3,152,030
Total - Total Return Swap Agreements							$—	$14,535,405	$14,535,405

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $116,060,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components tables below include additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Citigroup Global Markets Limited Commodity Index
	Long Futures Contracts
	Heating Oil	13.61%
	WTI Crude Oil	13.50
	RBOB Gasoline	13.22
	Brent Crude Oil	12.90
	Gold	6.95
	Corn	5.67
	Soybean	5.59
	Sugar	5.36
	Wheat	5.19
	Natural Gas	4.54
	Copper	4.15
	Aluminium	3.79
	Zinc	3.55
	Silver	1.98
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2021
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Goldman Sachs Commodity i-Select Strategy 1063
	Long Futures Contracts
	Heating Oil	13.61%
	WTI Crude Oil	13.50
	RBOB Gasoline	13.22
	Brent Crude Oil	12.90
	Gold	6.95
	Corn	5.67
	Soybean	5.59
	Sugar	5.36
	Wheat	5.19
	Natural Gas	4.54
	Copper	4.15
	Aluminium	3.79
	Zinc	3.55
	Silver	1.98
	Total	100.00%
Macquarie Commodity Customized Product 253E Index
	Long Futures Contracts
	Heating Oil	13.61%
	WTI Crude Oil	13.50
	RBOB Gasoline	13.22
	Brent Crude Oil	12.90
	Gold	6.95
	Corn	5.67
	Soybean	5.59
	Sugar	5.36
	Wheat	5.19
	Natural Gas	4.54
	Copper	4.15
	Aluminium	3.79
	Zinc	3.55
	Silver	1.98
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2021
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Merrill Lynch MLBXIVMA Excess Return Index
	Long Futures Contracts
	Heating Oil	13.60%
	WTI Crude Oil	13.50
	RBOB Gasoline	13.20
	Brent Crude Oil	12.90
	Gold	6.90
	Corn	5.70
	Soybean	5.60
	Sugar	5.40
	Wheat	5.20
	Natural Gas	4.50
	Copper	4.10
	Aluminum	3.80
	Zinc	3.60
	Silver	2.00
	Total	100.00%
Morgan Stanley MSCB008 Index
	Long Futures Contracts
	Heating Oil	13.61%
	WTI Crude Oil	13.50
	RBOB Gasoline	13.22
	Brent Crude Oil	12.90
	Gold	6.95
	Corn	5.67
	Soybean	5.59
	Sugar	5.36
	Wheat	5.19
	Natural Gas	4.54
	Copper	4.15
	Aluminium	3.79
	Zinc	3.55
	Silver	1.98
	Total	100.00%
See accompanying notes which are an integral part of this consolidated schedule.

Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (PDBC)—(continued)
January 31, 2021
(Unaudited)
Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
RBC Enhanced Commodity PSO1 Index
	Long Futures Contracts
	Heating Oil	13.61%
	WTI Crude Oil	13.50
	RBOB Gasoline	13.22
	Brent Crude Oil	12.90
	Gold	6.95
	Corn	5.67
	Soybean	5.59
	Sugar	5.36
	Wheat	5.19
	Natural Gas	4.54
	Copper	4.15
	Aluminium	3.79
	Zinc	3.55
	Silver	1.98
	Total	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$-	$999,824,308	$-	$999,824,308
Money Market Funds	2,036,883,195	-	-	2,036,883,195
Total Investments in Securities	2,036,883,195	999,824,308	-	3,036,707,503
Other Investments - Assets(a)
Futures Contracts	24,508,226	-	-	24,508,226
Swap Agreements	-	14,535,405	-	14,535,405
	24,508,226	14,535,405	-	39,043,631
Other Investments - Liabilities(a)
Futures Contracts	(6,329,368)	-	-	(6,329,368)
Total Other Investments	18,178,858	14,535,405	-	32,714,263
Total Investments	$2,055,062,053	$1,014,359,713	$-	$3,069,421,766

(a)	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.